Average Annual Total Returns - LVIP Fidelity Institutional AM Select Core Equity Managed Volatility Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	20.26%	11.52%	9.58%	May 01, 2013	19.84%	11.13%	9.19%	May 01, 2013	18.40%	15.22%	14.09%